Document and Entity Information	Jan. 06, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 06, 2023
Entity Registrant Name	TZP STRATEGIES ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39909
Entity Tax Identification Number	98-1555127
Entity Address, Address Line One	888 Seventh Ave.
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	212
Local Phone Number	398-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823481
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TZPSU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	TZPS
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TZPSW
Security Exchange Name	NASDAQ